STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

11. STOCK-BASED COMPENSATION

In April 2014, the Company adopted the Medical Transcription Billing, Corp. 2014 Equity Incentive Plan (the “2014 Plan”), reserving a total of 1,351,000 shares of common stock for grants to employees, officers, directors and consultants. As of June 30, 2015, 737,625 shares are available for grant. Permissible awards include incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock, restricted stock units (“RSUs”), performance stock and cash-settled awards and other stock-based awards in the discretion of the Compensation Committee of the Board of Directors including unrestricted stock grants.
The following table summarizes the components of share-based compensation expense for the three and six months ended June 30, 2015:

	Three Months Ended June 30, 2015	Six Months Ended June 30, 2015
Stock-based compensation included in the Condensed Consolidated Statement of Operations:
Direct operating costs	$7,364	$12,113
General and administrative	177,178	298,298
Research and development	12,592	13,847
Total stock-based compensation expense	$197,134	$324,258
The stock-based compensation included in the Condensed Consolidated Statement of Operations for the three and six months ended June 30, 2014 was $62,514 and is included in general and administrative expense.
The following table summarizes the RSU transactions under the 2014 Plan for the year ended December 31, 2014 and the six months ended June 30, 2015:

RSUs outstanding and unvested at January 1, 2014	—
RSUs granted	513,500
RSUs vested	—
RSUs forfeited	(31,250)
RSUs outstanding and unvested at December 31, 2014	482,250
RSUs granted	221,600
RSUs vested	(72,500)
RSUs forfeited	(90,475)
RSUs outstanding and unvested at June 30, 2015	540,875

14. STOCK-BASED COMPENSATION

In April 2014, the Company adopted the Medical Transcription Billing, Corp. 2014 Equity Incentive Plan (the “2014 Plan,”), reserving a total of 1,351,000 shares of common stock for grants to employees, officers, directors and consultants. Permissible awards include incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock, restricted stock units, performance stock and cash settled awards and other stock-based awards in the discretion of the Compensation Committee, including unrestricted stock grants.
During September 2014, the Company awarded 171,000 restricted stock units (“RSUs”) in the aggregate under the 2014 Plan to its four independent directors, two named officers and six employees. During April 2014, the Company awarded 217,500 RSUs in the aggregate under the 2014 Plan to two named executive officers and three of its independent directors. One third of these RSUs will vest annually over three years as long as the employee or executive continues to be employed by the Company on the applicable vesting date or the director remains a member of the Company’s Board of Directors. As a result, the Company recognized stock-based compensation cost beginning in April 2014. The Company’s policy election for these graded-vesting RSUs is to recognize compensation expense on a straight-line basis over the total requisite service period for the entire award.
Effective September 15, 2014 and November 10, 2014, the Compensation Committee of the Board of Directors authorized an additional 125,000 and 10,000 RSUs, respectively, in the aggregate to certain employees that vested ratably beginning in the fourth quarter of 2014 through the third quarter of 2015 based on whether certain performance measures are attained in each of those quarters. Shares that do not vest in any quarter because the performance measures were not attained are forfeited. The performance based RSUs authorized on November 10, 2014 were not issued. None of the performance-based RSUs authorized on September 15, 2014 vested in the fourth quarter of 2014.
The RSUs, other than the performance-based RSUs, contain a provision in which the units shall immediately vest and become converted into the right to receive a cash payment payable on the original vesting date after a change in control as defined in the award agreement. In the fourth quarter of 2014, $121,328 of expense was recorded related to RSUs, none of which was related to the performance-based RSUs.
The market price of our common stock on the date of grant for the RSUs awarded in September 2014 was $3.83 and was used in recording the fair value of the award. We engaged a third-party valuation specialist to assist us in valuing the RSUs granted in April 2014, who determined the fair value of the RSUs was $3.60 per share at the time of grant. The aggregate compensation cost for RSUs recorded under the 2014 Plan was $258,878 for the year ended December 31, 2014 and recorded as follows:

Stock-based compensation included in the Consolidated Statement of Operations:
Direct operating costs	$5,090
General and administrative	253,788
Total stock-based compensation expense	$258,878
No stock-based compensation expense was recorded for the year ended December 31, 2013.
The basic and diluted loss per share are computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding during the period. For the periods where there are losses, all potentially dilutive common shares comprised of RSUs are anti-dilutive.

Restricted Stock Units

The following summarizes the RSU transactions under the 2014 Plan for the year ended December 31, 2014:

Shares
RSUs outstanding and unvested at January 1, 2014	—
RSUs granted	513,500
RSUs vested	—
RSUs forfeited	(31,250)
RSUs outstanding and unvested at December 31, 2014	482,250
As of December 31, 2014, there was $1,538,114 of total unrecognized compensation cost related to the restricted stock awards. This cost is expected to be recognized over a weighted-average period of approximately 2 years.
The following summarizes the RSU activity during 2014 and the amount available for grant at December 31, 2014:

Shares
Amount authorized under the 2014 Plan	1,351,000
RSUs issued on April 4, 2014	(217,500)
RSUs issued on September 15, 2014	(171,000)
RSUs issued during the fourth quarter, 2014 – performance based	(125,000)
RSUs forfeited during year	31,250
Amount available for grant at December 31, 2014	868,750